Pension and Postretirement Benefit Plans and Defined Contribution Plans (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1]	$ 39	[2],[3]	$ 42	[2],[3]	$ 41
Interest cost		72	[2],[3]	90	[2],[3]	101
Expected return on plan assets		(37)		(36)		(34)
Amortization of actuarial losses	[1]	7		31		32
Amortization of prior service credits/(credits)		(178)		(182)		(174)
Curtailments		(17)		(19)		(26)
Settlements		0		0		0
Special termination benefits		2	[2],[3]	0	[2],[3]	0
Net periodic benefit costs/(income) reported in Income	[4]	(111)		(75)		(59)
(Income)/cost reported in Other comprehensive income/(loss)	[1],[5]	105		(8)		3
(Income)/cost recognized in Comprehensive income		(6)		(83)		(56)
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[2],[6]	0		269
Interest cost	[2],[6]	598		634
Special termination benefits	[2],[6]	6		0
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[2]	0		24
Interest cost	[2]	55		54
Special termination benefits	[2]	10		0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1]	136	[2],[7]	171	[2],[7]	165
Interest cost		212	[2],[7]	204	[2],[7]	233
Expected return on plan assets		(360)		(345)		(381)
Amortization of actuarial losses	[1]	101		116		93
Amortization of prior service credits/(credits)		(4)		(4)		(3)
Curtailments		(4)		0		(2)
Settlements		4		4		9
Special termination benefits		0	[2],[7]	1	[2],[7]	1
Net periodic benefit costs/(income) reported in Income	[4]	84		147		115
(Income)/cost reported in Other comprehensive income/(loss)	[1],[5]	84		(301)		640
(Income)/cost recognized in Comprehensive income		168		(154)		755
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1],[8]	0		269		257
Interest cost	[8]	598		634		646
Expected return on plan assets	[8]	(1,040)		(1,005)		(958)
Amortization of actuarial losses	[1],[8]	120		393		395
Amortization of prior service credits/(credits)	[8]	2		3		5
Curtailments	[8]	12		13		10
Settlements	[8]	113		75		90
Special termination benefits	[8]	6		0		0
Net periodic benefit costs/(income) reported in Income	[4],[8]	(189)		382		444
(Income)/cost reported in Other comprehensive income/(loss)	[5],[8]	361		141		253
(Income)/cost recognized in Comprehensive income	[8]	171		523		697
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1]	0		24		18
Interest cost		55		54		53
Expected return on plan assets		0		0		0
Amortization of actuarial losses	[1]	13		50		37
Amortization of prior service credits/(credits)		(1)		(1)		(1)
Curtailments		1		1		1
Settlements		26		39		28
Special termination benefits		10		0		0
Net periodic benefit costs/(income) reported in Income	[4]	103		166		137
(Income)/cost reported in Other comprehensive income/(loss)	[1],[5]	(189)		23		121
(Income)/cost recognized in Comprehensive income		$ (86)		$ 189		$ 258

[1]	Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.
[2]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.1 billion in 2018 and $16.7 billion in 2017. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2018 and $1.5 billion in 2017. The ABO for our international pension plans was $9.5 billion in 2018 and $10.1 billion in 2017.
[3]	The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[4]	We adopted a new accounting standard on January 1, 2018 that requires the net periodic pension and postretirement benefit costs other than service costs be presented in Other (income)/deductions––net on the consolidated statements of income. For additional information, see Note 1B and Note 4.
[5]	In 2017 and 2016, the changes to Other comprehensive (income)/loss for the international plans was impacted by foreign currency movements. For details of the changes in Other comprehensive (income)/loss, see the benefit plan activity in the consolidated statements of comprehensive income.
[6]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.
[7]	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.
[8]	In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).